U.S. Dollar Amounts	6 Months Ended
Sep. 30, 2011
U.S. Dollar Amounts (Abstract)
U.S. Dollar Amounts

2. U.S. dollar amounts:

The U.S. dollar amounts are included solely for the convenience of the reader and have been translated at the rate of ¥77.04 = U.S.$1.00, the noon buying rate in New York City for cable transfers in foreign currencies as certified for customs purposes by the Federal Reserve Bank of New York on September 30, 2011. This translation should not be construed to imply that the yen amounts actually represent, or have been or could be converted into, equivalent amounts in U.S. dollars.